Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Ordinary shares, shares issued	537,832,318
Ordinary shares, shares outstanding	537,832,318
Class A Ordinary Shares [Member]
Ordinary shares, par value per share	$ 0.01
Ordinary shares, shares authorized	16,000,000,000
Ordinary shares, shares issued	440,313,944	127,521,446
Ordinary shares, shares outstanding	440,313,944	127,521,446
Class B Ordinary Shares [Member]
Ordinary shares, par value per share	$ 0.01
Ordinary shares, shares authorized	4,000,000,000
Ordinary shares, shares issued	97,518,374	409,087,000
Ordinary shares, shares outstanding	97,518,374	409,087,000